Derivative Financial Instruments - Disclosure of Notional Amounts and Fair Values of Derivatives (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges
Notional amount	£ 261,606	£ 223,242
Assets	1,131	1,432
Liabilities	741	818
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	39,789	42,043
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	221,817	181,199
Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	138,658	108,685
Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	83,159	72,514
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	13,170	12,927
Exchange rate contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	1,398	1,145
Exchange rate contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	20,544	21,618
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	25,892	28,351
Interest rate contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	137,260	107,540
Interest rate contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	62,615	50,896
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	727	765
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement set off against financial assets	682	472
Derivative liabilities
Disclosure of detailed information about hedges
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement set off against financial liabilities	1	12
Fair value
Disclosure of detailed information about hedges
Assets	1,131	1,432
Liabilities	741	818
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	558	614
Liabilities	665	820
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	2,338	2,865
Liabilities	1,841	2,045
Fair value | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,141	1,304
Liabilities	489	841
Fair value | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,197	1,561
Liabilities	1,352	1,204
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	91	92
Liabilities	97	217
Fair value | Exchange rate contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	40	29
Liabilities	1	2
Fair value | Exchange rate contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	729	1,008
Liabilities	288	289
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	326	389
Liabilities	549	583
Fair value | Interest rate contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,101	1,275
Liabilities	488	839
Fair value | Interest rate contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	468	553
Liabilities	1,064	915
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	141	133
Liabilities	19	20
Fair value | Derivative netting
Disclosure of detailed information about hedges
Assets	(1,765)	(2,047)
Liabilities	£ (1,765)	£ (2,047)